Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Revenue from External Customers by Geographic Areas
Win rate and total rolling chip turnover in the Group’s VIP gaming rooms during the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Win rate	2.96%	3.59%	2.98%

Total rolling chip turnover	$2,412,651,000	$6,422,339,000	$16,627,093,000

Schedule of Past Due Financing Receivables
The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2016	% of total markers receivable	December 31, 2015	% of total markers receivable
PRC
0-60 days	$-		$19,312,846
61-120 days	-		24,869,691
121-180 days	9,283,283		13,157,351
Greater than 180 days	46,716,872		-
Total	$56,000,155	32%	$57,339,888	34%

Schedule of Changes in Allowance for Doubtful Accounts	Changes in the allowance for doubtful accounts are as follows:
December 31, 2016
Beginning balance	$-
Allowance for doubtful debts	100,391,631
Write-offs	(193,239)
Total	$100,198,392

Fair Value Measurements, Recurring and Nonrecurring
The following are the classes of assets and liabilities measured at fair value:

Recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets			Total Gains
		for	Significant		for the Year
	As of	Identical	Other	Significant	Ended
	December 31,	Liabilities	Observable	Unobservable	December 31,
	2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	2015

Fair Value of Contingent Consideration:

Oriental VIP Room	$-	$-	$-	$-	$24,807,965

Bao Li Gaming	$14,228,500	$-	$-	$14,228,500	$5,407,770

Total recurring fair value measurements					$30,215,735

Non-recurring fair value measurements:

		Fair Value Measurements Using
	As of December	Quoted Prices in Active Markets for Identical Liabilities	Significant Other Observable Inputs (Level	Significant Unobservable Inputs (Level	Total (Losses) for the Year Ended December	Total (Losses) for the Year Ended December
	31, 2016	(Level 1)	2)	3)	31, 2016	31, 2015

Intangible assets	$-	$-	$-	$-	$(97,279,517)	$-

Total non-recurring fair value measurements					$(97,279,517)	$-

		Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total
		Markets	Significant		(Losses) for
		for	Other	Significant	the Year
	As of	Identical	Observable	Unobservable	Ended
	December 31,	Liabilities	Inputs (Level	Inputs (Level	December 31,
	2015	(Level 1)	2)	3)	2015

Goodwill	$-	$-	$-	$-	$(17,757,113)

Total non-recurring fair value measurements					$(17,757,113)

Fair Value, Assets and Liabilities Measured On Nonrecurring Basis, Valuation Techniques
Additional information regarding the valuation technique and inputs used is as follows:

Quantitative information about Level 3 Fair Value Measurements:

	Fair Value
Contingent Consideration	as of 12/31/2015	Valuation Techniques	Unobservable Input	Range

Oriental VIP Room	$-	Forecasted Performance, June 2016	Chip Turnover Annual Growth	(60%)-(20%)

		Monte Carlo Method	Average Simulated Share Prices	$1.07

Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value
	as of 12/31/2016	Valuation Techniques	Unobservable Input	Range

Intangible assets	$-	Discounted cash flow	Long-term Chip Turnover Annual Growth	(45%) – 20%

			Discount rate	18.14%

Schedule of Earnings Per Share, Basic and Diluted
The calculations of earnings (loss) per share are computed as follows for the years ended December 31,:

	2016	2015	2014
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$(214,952,812)	$5,117,769	$(60,077,935)
Denominator:
Denominator for basic (loss) earnings per share
- Weighted-average Ordinary Shares outstanding during the year	63,103,781	62,116,749	60,781,915
Effect of dilutive securities:
- Weighted-average director shares issued/ issuable	-	400	-
- Oriental VIP Room earn out shares	-	39,315	-
- Bao Li Gaming earn out shares	-	136,370	-
Denominator for diluted (loss) earnings per share	63,103,781	62,292,834	60,781,915

Basic (loss) earnings per share	$(3.41)	$0.08	$(0.99)
Diluted (loss) earnings per share	$(3.41)	$0.08	$(0.99)

Schedule Of Differences Between Reported Amount and Reporting Currency Denominated Amount
Any translation adjustments resulting are not included in determining net income (loss) but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders’ equity.

	December 31, 2016		December 31, 2015		December 31, 2014
Period end HK$:US$ exchange rate	HK$	7.76	HK$	7.75	HK$	7.75
Average annual HK$:US$ exchange rate	HK$	7.75	HK$	7.75	HK$	7.75